Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2016
Deferred revenue [Abstract]
Schedule of deferred revenue

	December 31,
	2015	2016
	RMB	RMB

Deferred revenue, current:
Live streaming	187,930	308,545
Online games	81,054	61,589
Membership	87,483	47,532
Others	28,833	13,017
Total current deferred revenue	385,300	430,683

Deferred revenue, non-current:
Live streaming	8,757	12,002
Membership	11,328	6,273
Others	667	7,184
Total non-current deferred revenue	20,752	25,459